Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Receivables and Prepayments [Abstract]
Deposits and other receivables	$ 25,297	$ 18,430	$ 19,027
Prepayments	15,771	37,495	31,279
Total other receivables and prepayments	$ 41,068	$ 55,925	$ 50,306